Income Taxes (Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Income tax provision calculated using the statutory rate of 35%	$ 56,964	$ 43,340	$ 51,037
State and local income taxes, less federal income tax effect	5,536	4,323	4,601
Uncertain tax position adjustments		(1,782)
Nondeductible expenses	1,290	1,250	1,137
Other --net	(353)	(529)	(260)
Income tax provision	$ 63,437	$ 46,602	$ 56,515
Effective tax rate	39.00%	37.60%	38.80%
Statutory rate	35.00%